Reclassifications Out of Accumulated Other Comprehensive Income (Loss) - Schedule of Reclassifications Out of Accumulated Other Comprehensive Income (Loss) (Detail) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax, Beginning Balance	$ 490
Gain (loss) on hedge instruments net of tax	(48)		(109)	(136)
Change in other comprehensive income (loss) before reclassifications	(486)
Reclassifications from accumulated other comprehensive income (loss)	(186)
Net current-period other comprehensive income (loss)	(672)
Accumulated Other Comprehensive Income (Loss), Net of Tax, Ending Balance	(182)		490
Marketable securities adjustments, gross of tax	(175)
Unrealized gain on marketable securities, Net of tax	(141)
Pension liability adjustments: Amortization, net	5	[1]
Pension Liability Adjustments Gross Of Tax	5
Pension liability adjustments, Net of tax	3
Gain (loss) on hedge instruments, gross of tax	(68)
Other Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Marketable securities adjustments: Sale of marketable securities	(280)
Marketable securities adjustments: Impairment of marketable securities	105
Costs Applicable to Sales [Member] | Operating Cash Flow Hedges [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gain (loss) on hedge instruments:	(106)
Interest Expense, Net [Member] | Forward Starting Swap Hedges [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gain (loss) on hedge instruments:	19
Amortization [Member] | Capital Cash Flow Hedges [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gain (loss) on hedge instruments:	1
Write-downs [Member] | Capital Cash Flow Hedges [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gain (loss) on hedge instruments:	18
Unrealized gain on marketable securities net [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax, Beginning Balance	542
Change in other comprehensive income (loss) before reclassifications	(436)
Reclassifications from accumulated other comprehensive income (loss)	(141)
Net current-period other comprehensive income (loss)	(577)
Accumulated Other Comprehensive Income (Loss), Net of Tax, Ending Balance	(35)
Tax expense (benefit)	34
Foreign Currency Translation Adjustments [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax, Beginning Balance	177
Change in other comprehensive income (loss) before reclassifications	(32)
Net current-period other comprehensive income (loss)	(32)
Accumulated Other Comprehensive Income (Loss), Net of Tax, Ending Balance	145
Pension And Other Post Retirement Benefit Adjustments [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax, Beginning Balance	(276)
Change in other comprehensive income (loss) before reclassifications	149
Reclassifications from accumulated other comprehensive income (loss)	3
Net current-period other comprehensive income (loss)	152
Accumulated Other Comprehensive Income (Loss), Net of Tax, Ending Balance	(124)
Tax expense (benefit)	(2)
Changes In Fair Value Of Cash Flow Hedge Instruments [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax, Beginning Balance	47
Change in other comprehensive income (loss) before reclassifications	(167)
Reclassifications from accumulated other comprehensive income (loss)	(48)
Net current-period other comprehensive income (loss)	(215)
Accumulated Other Comprehensive Income (Loss), Net of Tax, Ending Balance	(168)
Tax expense (benefit)	$ 20

[1]	This accumulated other comprehensive income (loss) component is included in General and administrative and costs that benefit the inventory/production process, as appropriate. Refer to Note 3 for information on costs that benefit the inventory/production process.